UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: March 31, 2013

Institutional Investment Manager Filing the Report:

Name:		Hellman Jordan Management Co.
Address: 	125 High St.
		Suite 801
		Boston, Ma 02110

13F File Number:	28-1309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tabbles, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sue Lynch
Title: Vice President
Phone: 617-261-9800
Signature, Place, and Date of Signing:


Sue Lynch	Boston, Massachusetts 	March 31, 2013


Report Type  (check only one.)

[ x]   13F HOLDINGS REPORT. (Check here if all entries of this
reporting manager are reported in this report.)
[  ]   13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $210916 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              H0023R105     3363    37794 SH       SOLE                    37794
APPLE COMPUTER INC             COM              037833100     5085    11487 SH       SOLE                    11487
BLACKSTONE GROUP               COM              09253U108     5104   258060 SH       SOLE                   258060
BORG WARNER                    COM              099724106     2779    35930 SH       SOLE                    35930
CHANGYOU.COM                   COM              15911M107     5772   199800 SH       SOLE                   199800
CITIGROUP INC.                 COM              172967424     5448   123145 SH       SOLE                   123145
CVR REFINING                   COM              12663P107    10754   310000 SH       SOLE                   310000
DIREXION DAILY SEMICONDUCTOR B COM              25459W458     3882   100000 SH       SOLE                   100000
DIREXION DAILY SMALL CAP BEAR  COM                              92    10000 SH       SOLE                    10000
EBAY                           COM              278642103     2095    38646 SH       SOLE                    38646
ENSCO PLC                      COM              G3157S106     1372    22874 SH       SOLE                    22874
FACEBOOK                       COM              30303M102     7850   306875 SH       SOLE                   306875
FORD MOTOR COMPANY             COM              345370860     4942   375810 SH       SOLE                   375810
GENERAL MOTORS                 COM              37045V100     4276   153710 SH       SOLE                   153710
GOLDMAN SACHS                  COM              38141G104     6014    40872 SH       SOLE                    40872
HOLOGIC INC                    COM              436440101     3654   161690 SH       SOLE                   161690
HOSPITAL CORP AMER CL A        COM              40412C101     2874    70733 SH       SOLE                    70733
J P MORGAN                     COM              46625H100     5233   110260 SH       SOLE                   110260
JOHNSON CONTROLS               COM              478366107     2967    84610 SH       SOLE                    84610
KLA-TENCOR                     COM              482480100     2051    38890 SH       SOLE                    38890
MARRIOTT INTERNATIONAL         COM              571903202     3018    71459 SH       SOLE                    71459
MICHAEL KORS HOLDINGS LTD      COM                           11358   200000 SH       SOLE                   200000
MORGAN STANLEY                 COM              617446448     4226   192250 SH       SOLE                   192250
OCWEN FINANCIAL CORP           COM                            7584   200000 SH       SOLE                   200000
OMNICARE, INC.                 COM              681904108     3153    77431 SH       SOLE                    77431
PALO ALTO NETWORKS INC         COM              697435105     1375    24302 SH       SOLE                    24302
PARKERVISION INC               COM                            9125  2500000 SH       SOLE                  2500000
PRICELINE.COM                  COM              741503403    37300    54203 SH       SOLE                    54203
PROSHARES ULTRASHORT S&P 500   COM              74347R883      308     7000 SH       SOLE                     7000
QUALCOMM INC                   COM              747525103     6504    97164 SH       SOLE                    97164
ROCKWELL                       COM              773903109     2964    34330 SH       SOLE                    34330
S&P MIDCAP HOLDERS             COM              595635103      419     2000 SH       SOLE                     2000
SALESFORCE.COM                 COM              79466L302     3711    20749 SH       SOLE                    20749
STARWOOD HOTELS AND RESORTS    COM              85590A401     3000    47069 SH       SOLE                    47069
SUMITOMO MITSUI FINANCIAL GROU COM                             260    31830 SH       SOLE                    31830
TIME WARNER INC                COM              887317303     3357    58254 SH       SOLE                    58254
TRANSOCEAN OFFSHORE            COM              H8817H100     4125    79390 SH       SOLE                    79390
TRIPADVISOR INC                COM              896945201     2899    55200 SH       SOLE                    55200
TRW AUTOMOTIVE HOLDINGS        COM              87264S106     3524    64080 SH       SOLE                    64080
UNITED CONTINENTAL HOLDINGS    COM              910047109     2584    80710 SH       SOLE                    80710
US AIRWAYS GROUP               COM              90341W108     2891   170351 SH       SOLE                   170351
VIACOM CLASS B                 COM              92553P201     3332    54194 SH       SOLE                    54194
WYNDHAM WORLDWIDE              COM              98310W108     2032    31509 SH       SOLE                    31509
APA APR 75 CALLS               CALL                            283     1002 SH  CALL SOLE                     1002
APA APR 77.5 CALLS             CALL                            262     2002 SH  CALL SOLE                     2002
CIE APR 27.5 CALLS             CALL                            239     2005 SH  CALL SOLE                     2005
CRM APR 180 CALLS              CALL                            371     1002 SH  CALL SOLE                     1002
EDC APR 95 CALLS               CALL                            443     1030 SH  CALL SOLE                     1030
ERX APR 63 CALLS               CALL                            471     1003 SH  CALL SOLE                     1003
FAS APR 166 CALLS              CALL                            571     1001 SH  CALL SOLE                     1001
FB APR 26 CALLS                CALL                            456     8005 SH  CALL SOLE                     8005
GOOG APR 810 CALLS             CALL                            438      300 SH  CALL SOLE                      300
GS APR 155 CALLS               CALL                            218     2501 SH  CALL SOLE                     2501
LNKD APR 175 CALLS             CALL                            271      501 SH  CALL SOLE                      501
OSX APR 245 CALLS              CALL                            205      500 SH  CALL SOLE                      500
SOXL APR 36 CALLS              CALL                            692     2036 SH  CALL SOLE                     2036
TNA APR 90 CALLS               CALL                            297     1000 SH  CALL SOLE                     1000
XHB APR 30 CALLS               CALL                            275     5000 SH  CALL SOLE                     5000
E-MINI JUNE 13 NASDAQ FUTURES                                  215     1300 SH       SOLE                     1300
JUNE 13 MINI S&P FUTURES                        1              554     1500 SH       SOLE                     1500